Stock-Based Compensation (Details 3) (Warrant, Black Scholes Pricing Model)	9 Months Ended	12 Months Ended
	Mar. 31, 2015	Jun. 30, 2014
Dividend yield	0.00%	0.00%
Maximum
Expected volatility	97.00%	97.00%
Risk free interest rate	2.21%	2.21%
Warrant term (years)	7 years	7 years
Minimum
Expected volatility	89.00%	92.00%
Risk free interest rate	0.56%	0.78%
Warrant term (years)	2 years	3 years